Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statement of Financial Position	12 Months Ended
Dec. 31, 2025
Acquisition Adjustments To Unaudited Pro Forma Condensed Combined Statement Of Financial Position
Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statement of Financial Position

Note 4 – Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statement of Financial Position

Acquisition Adjustments include the following adjustments, which are based on the Company’s preliminary estimates and assumptions, related to the unaudited pro forma condensed combined statement of financial position as of December 31, 2025.

(a)	Represents the recognition of the fair value of intangible assets in accordance with purchase accounting as described in Note 3.

(b)	Represents the purchase accounting adjustment to goodwill based on the acquisition method.

(c)	Represents the purchase of approximately 42.25% of the shares of Hansol for a value of ₩15.0 billion of which a prepayment of ₩3.0 billion is recorded as other current asset as of December 31, 2025.

(d)	Adjustment eliminates Hansol’s historical shareholders’ equity.

(e)	Reflects ₩45.0 million of transaction costs incurred by the Company that are not included in the historical financial statements of K Wave or Hansol.

(f)	Reflects the bank loan in the amount of ₩5.0 billion entered by K Wave subsequent to December 31, 2025. The loan has a one year term and an interest rate of the Korea 3-month CD rate+2.396%.

(g)	Reflects the sale of 27.8% of Play Company’s ownership in Playverse for ₩2.5 billion.

(h)	Reflects the liquidation of 88 Bitcoin and the partial repayment of the convertible notes issued to Anson Investments Master Funs LP and Anson East Master Fund LP.

(i)	Reflects the conversion of the Anson Investments Master Fund LP and Anson East Master Fund LP for the issuance of 3,857,634 and 966,639 common shares, respectively. Reflects the conversion of the Loeb and Loeb LLP convertible notes and the issuance of 1,952,662 common shares.